Fixed Assets and Construction in Progress	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets and Construction in Progress

Note 8 – Fixed Assets and Construction in Progress

Fixed assets consist of the following at December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Office equipment	$102,037	$60,968
Website development costs	99,880	99,880
Furniture and fixtures	27,066	2,730
Leasehold improvements	373,842	-
Total	602,825	163,578
Less accumulated depreciation	(206,370)	(134,450)
Fixed assets, net	$396,455	$29,128

Construction in progress is stated at cost, which includes the cost of construction and other indirect costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use. Construction in progress was $408,812 and $239,220 at December 31, 2017 and 2016, respectively.

Depreciation and amortization expense totaled $71,920 and $24,084 for the years ended December 31, 2017 and 2016, respectively.